Note 6 - Vessels and Advances, Net (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2019	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(48,863)	(48,863)
Vessel acquisitions, advances and other vessels’ costs	45,175	-	45,175
Disposals, transfers and other movements	(48,652)	21,077	(27,575)
Balance, June 30, 2019	$3,295,834	$(1,120,311)	$2,175,523